STOCK OPTIONS AND WARRANTS	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Disclosure Text Block Supplement [Abstract]
Shareholders' Equity and Share-based Payments [Text Block]

Note 11 – Stock Options and Warrants

Equity Incentive Plans

In October 2019, the Company adopted its 2019 Stock Incentive Plan (the "2019 Plan"). Under the 2019 Plan, the Company’s board of directors is authorized to grant both incentive and non-statutory stock options to purchase common stock and restricted stock awards to its employees, directors, and consultants. The 2019 Plan initially provided for the issuance of 800,000 shares. However, in January 2020, under the terms of the plan, the number of available shares issuable increased by 1,268,948 shares as the aggregate number of shares under the Plan automatically increases on January 1st of each year, in an amount equal to six percent (6%) of the total number of shares of the Company’s common stock outstanding on December 31st of the preceding calendar year.

Options generally have a life of 3 to 10 years and exercise price equal to or greater than the fair market value of the Common Stock as determined by the Company’s board of directors.

Vesting for employees typically occurs over a three-year period or based on performance objective.

The following table sets forth the activity of the options to purchase common stock under the 2019 Plan. The prices represent the closing price of the Company’s Common Stock on the OTCQB Market on the respective dates.

	Options Outstanding				Options Exercisable
	Number of Shares	Price per Share Range	Weighted Average Exercise Price	Aggregate Intrinsic Value (1)	Number of Shares	Weighted Average Exercise Price	Aggregate Intrinsic Value (1)
Balance at December 31, 2019	416,030	$5.20-5.80	$5.20	$-	18,009	$5.20	$-
Forfeited	-	$-	$-	-	-	-	-
Vested	-	$-	$-	-	155,041	4.66	-
Exercised	-	$-	$-	-	-	-	-
Granted	265,280	$4.20-5.20	$4.44	-	-	-	-
Balance at June 30, 2020	681,310	$4.20-5.80	$4.93	$-	173,050	$4.71	$-

(1)	The intrinsic value of an option represents the amount by which the market value of the stock exceeds the exercise price of the option of in-the-money options only.

The fair value of each option granted is estimated as of the grant date using the Black-Scholes option pricing model with the following assumptions:

Six Months ended June 30,
	2020	2019
Risk-free interest rate range	0.48 to 1.65%	-%
Expected life of option-years	5.20 to 5.77	-
Expected stock price volatility	110.8 to 128.0%	-%
Expected dividend yield	-%	-%

The risk-free interest rate is based on U.S. Treasury interest rates, the terms of which are consistent with the expected life of the stock options. Expected volatility is based upon the average historical volatility of the Company’s common stock over the period commensurate with the expected term of the related instrument. The expected life and estimated post-employment termination behavior is based upon historical experience of homogeneous groups, executives and non-executes, within our company. We do not currently pay dividends on our common stock nor do we expect to in the foreseeable future.

		Options Outstanding			Options Exercisable
	Range of Exercise Prices	Options Outstanding	Weighted Average Remaining Life in Years	Weighted Average Exercise Price	Options Exercisable	Weighted Average Exercise Price of Options Exercisable
Year ended December 31, 2019	$5.20-5.80	416,303	2.6	$5.20	18,009	$5.20
Six Months ended June 30, 2020	$4.20-5.80	681,310	3.2	$4.66	173,050	$4.71

	Total Intrinsic Value of Options Exercised	Total Fair Value of Options Vested
Year ended December 21, 2019	-	69,787
Six months ended June 30, 2020	$-	$596,390

For the six months ended June 30, 2020, the weighted average grant date fair value of options granted was $4.02 per share. The Company estimates the fair value of options at the grant date using the Black-Scholes model. For all stock options granted through June 30, 2020, the weighted average remaining service period is 3.2 years.

The Company recognized $211,165 and $0 in stock-based compensation expense, which is recorded in selling, general and administrative expenses on the consolidated statement of operations for the three months ended June 30, 2020 and 2019, respectively. In addition, the Company recognized $592,640 and $0 in stock-based compensation expense, which is recorded in selling, general and administrative expenses on the consolidated statement of operations for the six months ended June 30, 2020 and 2019, respectively. Unamortized stock option expense at June 30, 2020 that will be amortized over the weighted-average remaining service period totaled $1,588,498.

Restricted Stock and Restricted Stock Units

In the six months ended June 30, 2020, the Company issued 69,912 of restricted stock, to certain employees and directors. Shares issued to employees and directors vest over a time frame from immediate to 1 year. In the six months ended June 30, 2020, 57,895 shares of restricted stock vested.

The following table summarizes our aggregate restricted stock awards and restricted stock unit activity during the six months ended June 30, 2020:

	Number of Unvested Shares	Weighted Average Grant Date Fair Value	Aggregate Value of Unvested Shares

Balance at December 31, 2019	16,667	$6.00		$100,000
Granted	70,412	$4.57		$322,080
Vested	(67,956)	$4.72		$(320,971)
Forfeitures	(-)	$-	$	(-)
Balance at June 30, 2020	19,123	$5.29		$101,109

The Company recognized $55,008 and $320,971 respectively in stock-based compensation expense, which is recorded in selling, general and administrative expenses on the consolidated statement of operations for the three and six months ended June 30, 2020, and we will recognize $101,109 over the remaining requisite service period.

Warrants

In connection with the issuance of the 2020 Convertible Notes, the Company also issued 430,017 unit purchase options to purchase 430,017 units at an exercise price of $5.00 per unit, with each unit consisting of one share of common, and a warrant to purchase one share of common stock at an exercise price of $6.00 per share. The units and warrants are exercisable for a period of five (5) years from the date of issuance, are subject to a downward provision if the Company issues securities at a lower price, and warrant holders have a right to require the Company to pay cash in the case of a fundamental transaction. In accordance with ASC 815, the Warrants and Options issued in this period were determined to require equity treatment and $767,160 related to the options and $882,629 related to warrants was recorded in equity in the six months ended June 30, 2020.

In connection with the recent convertible note private placement, the Company agreed to issue the Placement Agent and the selling agent 5-year warrants to purchase 10,800 shares of our common stock at an exercise price of $3.60. In the six months ended June 30, 2020, $47,293 was recorded in equity related to these warrants.

NOTE 10	STOCK OPTIONS AND WARRANTS

Equity Incentive Plans

In October 2019, we adopted our 2019 Stock Incentive Plan (the "2019 Plan"). Under the 2019 Plan, our board of directors is authorized to grant both incentive and non-statutory stock options to purchase common stock and restricted stock awards to our employees, directors, and consultants. The 2019 Plan provides for the issuance of 800,000 shares. Options generally have a life of 3 to 10 years and exercise price equal to or greater than the fair market value of the Common Stock as determined by the board of directors.

Vesting for employees typically occurs over a three-year period or based on performance objective.

The following table sets forth the activity of the options to purchase common stock under the 2019 Plan. The prices represent the closing price of our Common Stock on the OTCQB Market on the respective dates.

	Options Outstanding				Options Exercisable
	Number of Shares	Price per Share Range	Weighted Average Exercise Price	Aggregate Intrinsic Value (1)	Number of Shares	Weighted Average Exercise Price	Aggregate Intrinsic Value (1)
Balance at December 31, 2018	-	$-	$-	$-	-	$-	$-
Forfeited	-	$-	$-	-	-	-	-
Exercised	-	$-	$-	-	-	-	-
Granted	416,030	$5.20-5.80	$5.20	-	-	-	-
Balance at December 31, 2019	416,030	$5.20-5.80	$5.20	$-	18,009	$5.20	$-

(1)	The intrinsic value of an option represents the amount by which the market value of the stock exceeds the exercise price of the option of in-the-money options only.

The fair value of each option granted is estimated as of the grant date using the Black-Scholes option pricing model with the following assumptions:

	Years ended December 31,
	2019	2018
Risk-free interest rate range	1.6%	-
Expected life of option-years	2.9	-
Expected stock price volatility	117%	-%
Expected dividend yield	-%	-%

The risk-free interest rate is based on U.S. Treasury interest rates, the terms of which are consistent with the expected life of the stock options. Expected volatility is based upon the average historical volatility of our common stock over the period commensurate with the expected term of the related instrument. The expected life and estimated post-employment termination behavior is based upon historical experience of homogeneous groups, executives and non-executes, within our company. We do not currently pay dividends on our common stock nor do we expect to in the foreseeable future.

		Options Outstanding			Options Exercisable
	Range of Exercise Prices	Options Outstanding	Weighted Average Remaining Life in Years	Weighted Average Exercise Price	Options Exercisable	Weighted Average Exercise Price of Options Exercisable
Year ended December 31, 2018	$-	-	-	$-	-	$-
Year ended December 31, 2019	$5.20-5.80	416,030	2.6	$5.20	18,009	$5.20

	Total Intrinsic Value of Options Exercised	Total Fair Value of Options Vested
Year ended December 21, 2018	-	-
Year ended December 31, 2019	$-	$69,787

For the years ended December 31, 2019, the weighted average grant date fair value of options granted was $4.00 per share. We estimate the fair value of options at the grant date using the Black-Scholes model. For all stock options granted through December 31, 2019, the weighted average remaining service period is 2.6 years.

We recognized $69,787 in stock-based compensation expense, which is recorded in selling, general and administrative expenses on the consolidated statement of operations for the years ended December 31, 2019. Unamortized stock option expense at December 31, 2019 that will be amortized over the weighted-average remaining service period of 2.6 years totaled $1,628,929.

Restricted Stock and Restricted Stock Units

In 2019, we issued 20,000 shares of restricted stock, to certain employees. Shares issued to employees vest monthly over 1 year on the anniversary dates of their grant. In 2019, 3,333 shares of restricted stock vested.

The following table summarizes our aggregate restricted stock awards and restricted stock unit activity in 2019:

	Number of Unvested Shares	Weighted Average Grant Date Fair Value	Aggregate Value of Unvested Shares
Balance at December 31, 2018	-	$-		$-
Granted	20,000	$6.00		$120,000
Vested	(3,333)	$6.00		$(20,000)
Forfeitures	(-)	$-	$	(-)
Balance at December 31, 2019	16,667	$6.00		$100,000

We recognized $17,750 in stock-based compensation expense, which is recorded in selling, general and administrative expenses on the consolidated statement of operations for the years ended December 31, 2019, and we will recognize $1,731,179 over the remaining requisite service period.

Unamortized restricted stock and restricted stock unit expense at December 31, 2019 that will be amortized over the weighted-average remaining service period of .8 years totaled $100,000.

Warrants

As of December 31, 2019, and 2018, the Company does not have any outstanding or committed and unissued warrants.